Subsequent Events	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events	NOTE 5– SUBSEQUENT EVENTS On June 15, 2021, the Company was revived in the State of Nevada. George Sharp was awarded custodianship.	NOTE 5 – SUBSEQUENT EVENTS On June 15, 2021, the Company was revived in the State of Nevada. George Sharp was awarded custodianship.